Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 682,653	$ 1,074,214	$ 737,280
Operating lease income	257,593	160,913	117,389
Total revenue	940,246	1,235,127	854,669
Other operating income	50,660	23,316	15,141
IFRS 16
Disclosure Of Revenue Sources [Line Items]
Operating lease income	188,404	122,818	91,299
IFRS 15
Disclosure Of Revenue Sources [Line Items]
Operating lease income	69,189	38,095	26,090
Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	205,227	639,778	359,920
Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	477,426	434,436	377,360
Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	257,593	160,913	117,389
Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	(3)	0	0
Operating lease income	(400)	0	0
Total revenue	(403)	0	0
Other operating income	(12,295)	0	0
Less: Eliminations | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0	0
Less: Eliminations | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	(3)	0	0
Less: Eliminations | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	(400)	0	0
Marine | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	682,656	1,074,214	737,280
Operating lease income	257,993	160,913	117,389
Total revenue	940,649	1,235,127	854,669
Other operating income	51,142	23,316	15,141
Marine | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	205,227	639,778	359,920
Marine | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	477,429	434,436	377,360
Marine | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	257,993	$ 160,913	$ 117,389
Euronav | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	565,155
Operating lease income	177,187
Total revenue	742,342
Other operating income	49,510
Euronav | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	186,363
Euronav | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	378,792
Euronav | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	177,187
Bocimar | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	98,428
Operating lease income	0
Total revenue	98,428
Other operating income	0
Bocimar | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Bocimar | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	98,428
Bocimar | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	0
Delphis | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Operating lease income	26,513
Total revenue	26,513
Other operating income	0
Delphis | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Delphis | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Delphis | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	26,513
Bochem | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	18,864
Operating lease income	13,336
Total revenue	32,200
Other operating income	0
Bochem | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	18,864
Bochem | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Bochem | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	13,336
Windcat | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	237
Operating lease income	39,431
Total revenue	39,668
Other operating income	17
Windcat | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Windcat | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	237
Windcat | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	39,431
Port vessels | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	(28)
Operating lease income	1,526
Total revenue	1,498
Other operating income	1,615
Port vessels | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Port vessels | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	(28)
Port vessels | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	1,526
H2 Infra | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Operating lease income	0
Total revenue	0
Other operating income	389
H2 Infra | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
H2 Infra | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
H2 Infra | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	0
H2 Industry | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Operating lease income	0
Total revenue	0
Other operating income	11,424
H2 Industry | Operating segments | Pool Revenue [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
H2 Industry | Operating segments | Spot Voyages [Member]
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
H2 Industry | Operating segments | Time Charters [Member]
Disclosure Of Revenue Sources [Line Items]
Operating lease income	$ 0